Related Parties Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of compensation to related parties
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Compensation to directors employed by the Company	1,041	1,122	656
Compensation to other key management personnel	444	1,245	1,410
Compensation to directors who are not employed by the Company	88	80	80

Schedule of compensation to key management personnel for work services
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Payroll, management fees, and other short-term benefits	1,181	2,069	1,894
Share-based payments	303	297	226
	1,484	2,366	2,120

Schedule of balances with related parties
	December 31
	2021	2020
	U.S. dollar in thousands

Employees payable	414	341
Accounts payable	61	71
	475	412